Equity Investments in Unconsolidated Subsidiaries - Results of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
NGHC's 50% ownership interest	$ 1,123	$ (811)
VIE, Not primary beneficiary | LSC Entities
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	4,190	(1,024)
Total expenses	1,390	549
Net income (loss)	2,800	(1,573)
NGHC's 50% ownership interest	1,400	(787)
VIE, Not primary beneficiary | Tiger
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(5,579)	3,073
Total expenses	512	535
Net income (loss)	(6,091)	2,538
NGHC's 50% ownership interest	(3,045)	1,269
VIE, Not primary beneficiary | AMT Alpha
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	59	(4,097)
Total expenses	4	14
Net income (loss)	55	(4,111)
NGHC's 50% ownership interest	27	(2,056)
VIE, Not primary beneficiary | AMTCH
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	(3,958)
Total expenses	168
Net income (loss)	(4,126)
NGHC's 50% ownership interest	(2,063)	0
VIE, Not primary beneficiary | AMTCH II
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	13,668
Total expenses	706
Net income (loss)	12,962
NGHC's 50% ownership interest	6,481
VIE, Not primary beneficiary | East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	1,243	1,187
Total expenses	1,796	1,234
Net income (loss)	(553)	(47)
NGHC's 50% ownership interest	(276)	(23)
VIE, Not primary beneficiary | 800 Superior, LLC
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	1,243	1,187
Total expenses	1,853	1,276
Net income (loss)	(610)	(89)
NGHC's 50% ownership interest	(305)	(44)
VIE, Not primary beneficiary | East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Revenue, net of commission	0	0
Total expenses	(57)	(42)
Net income (loss)	57	42
NGHC's 50% ownership interest	$ 29	$ 21